TAX SITUATION - Income Tax Returns Open for Examination by Tax Authorities (Details)	12 Months Ended
Dec. 31, 2020
BCP stand-alone
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2016 to 2020
Mibanco Banco De La Microempresa S.A
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2016 to 2020
Prima AFP S.A [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2016 to 2020
Pacifico Compania de Seguros y Reaseguros [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2017 to 2020
Pacifico Peruano Suiza [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2017